Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
(Loss)/profit before tax	$ (265)	$ 3,916	$ 1,548
Finance income and expense	1,257	1,219	1,260
Share of after tax losses of associates and joint ventures	64	27	116
Depreciation, amortisation and impairment	6,530	3,149	3,762
Increase in trade and other receivables	(961)	(739)	(898)
Decrease/(increase) in inventories	1,577	(621)	(316)
(Decrease)/increase in trade and other payables and provisions	1,405	1,721	868
Gains on disposal of intangible assets	(513)	(1,030)	(1,243)
Gains on disposal of investments in associates and joint ventures	(776)
Fair value movements on contingent consideration arising from business combinations	14	(272)	(614)
Non-cash and other movements	95	(276)	378
Cash generated from operations	8,427	7,094	4,861
Interest paid	(721)	(733)	(774)
Tax paid	(1,743)	(1,562)	(1,118)
Net cash inflow from operating activities	5,963	4,799	2,969
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(9,263)
Payments upon vesting of employee share awards attributable to business combinations	(211)
Payment of contingent consideration from business combinations	(643)	(822)	(709)
Purchase of property, plant and equipment	(1,091)	(961)	(979)
Disposal of property, plant and equipment	13	106	37
Purchase of intangible assets	(1,109)	(1,645)	(1,481)
Disposal of intangible assets	587	951	2,076
Movement in profit participation liability	20	40	150
Purchase of non-current asset investments	(184)	(119)	(13)
Disposal of non-current asset investments	9	1,381	18
Movement in short-term investments, fixed deposits and other investing instruments	96	745	194
Payments to associates and joint ventures	(92)	(8)	(74)
Disposal of investments in associates and joint ventures	776
Interest received	34	47	124
Net cash outflow from investing activities	(11,058)	(285)	(657)
Net cash (outflow)/inflow before financing activities	(5,095)	4,514	2,312
Cash flows from financing activities
Proceeds from issue of share capital	29	30	3,525
Issue of loans and borrowings	12,929	2,968	500
Repayment of loans and borrowings	(4,759)	(1,609)	(1,500)
Dividends paid	(3,856)	(3,572)	(3,592)
Hedge contracts relating to payment of dividends	(29)	(101)	4
Repayment of obligations under leases	(240)	(207)	(186)
Movement in short-term borrowings	(276)	288	(516)
Payments to acquire non-controlling interests	(149)
Net cash inflow/(outflow) from financing activities	3,649	(2,203)	(1,765)
Net (decrease)/increase in cash and cash equivalents in the period	(1,446)	2,311	547
Cash and cash equivalents at the beginning of the period	7,546	5,223	4,671
Exchange rate effects	(62)	12	5
Cash and cash equivalents at the end of the period	6,038	7,546	5,223
Cash and cash equivalents	$ 6,329	$ 7,832	$ 5,369